Annual Total Returns - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Canada Fund - Fidelity Canada Fund	Dec. 30, 2024
Bar Chart Table:
Annual Return 2014	3.71%
Annual Return 2015	(20.13%)
Annual Return 2016	20.11%
Annual Return 2017	14.43%
Annual Return 2018	(14.29%)
Annual Return 2019	25.78%
Annual Return 2020	4.39%
Annual Return 2021	26.91%
Annual Return 2022	(6.12%)
Annual Return 2023	14.65%